Reserves - Reserves of Major Product Lines (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 216,602	$ 210,978
Unearned Premiums	4,004	4,281
Case Reserves	100,154	100,980
Incurred But Not Reported Reserves	6,921	7,446
Long Duration Contracts | Universal life and other products no longer offered
Claims and Benefits Payable
Future Policy Benefits and Expenses	667	672
Unearned Premiums	1	2
Case Reserves	616	633
Incurred But Not Reported Reserves	1	1
Long Duration Contracts | FFG, LTC and other disposed businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	213,124	207,348
Unearned Premiums	3,741	3,854
Case Reserves	33,611	29,099
Incurred But Not Reported Reserves	3,164	3,003
Long Duration Contracts | Other
Claims and Benefits Payable
Future Policy Benefits and Expenses	2,811	2,958
Unearned Premiums	6	12
Case Reserves	104	131
Incurred But Not Reported Reserves	27	38
Short Duration Contracts | Group term life
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	36	51
Case Reserves	6,749	7,176
Incurred But Not Reported Reserves	443	503
Short Duration Contracts | Group disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	70	134
Case Reserves	58,339	63,087
Incurred But Not Reported Reserves	2,466	3,007
Short Duration Contracts | Medical
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2	2
Case Reserves	643	672
Incurred But Not Reported Reserves	25	23
Short Duration Contracts | Dental
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	103	175
Case Reserves	30	34
Incurred But Not Reported Reserves	332	368
Short Duration Contracts | Credit life and disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	44	48
Case Reserves	62	148
Incurred But Not Reported Reserves	458	499
Short Duration Contracts | Other
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	1	3
Case Reserves	0	0
Incurred But Not Reported Reserves	$ 5	$ 4